SHARE-BASED COMPENSATION (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022
Share-Based Payment Arrangement [Abstract]
[custom:ShareBasedPaymentArrangementExpenseForShareIssuance]					$ 63,748,809	$ 19,471,496
CEO share based performance award liability revaluation	$ 1,415,059	$ 2,256,603	$ (4,650,599)	$ 47,226,436
Share-based compensation to employees and directors	4,868,990	1,421,675	10,342,631	4,102,578
Share-based compensation to consultants (equity-classified)	1,681,508	903,264	2,954,081	7,367,107	7,553,487	23,937,976
Share-based compensation to consultants (liability-classified)	5,599,205	6,130,462	20,527,925	12,319,250	14,139,573	330,220
Total share-based compensation expense	$ 13,564,762	$ 10,712,004	$ 29,174,038	$ 71,015,371	85,441,869	43,739,692
Composition of Stock-Based Compensation Expense
Directors, officers and employees share-based compensation					$ 63,748,809	$ 19,471,496